Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Income Taxes [Abstract]
Schedule of income (loss) from continuing operations
Years ended December 31:	2017	2016	2015
Canada	$7,360	$380	$(238,545)
Outside Canada	(45,767)	(17,086)	(52,250)
	$(38,407)	$(16,706)	$(290,795)

Schedule of income tax (expense) recovery
Years ended December 31:	2017	2016	2015
Current taxes	$(3,744)	$(4,540)	$(4,282)
Deferred taxes	(3,141)	(1,454)	50,800
Resource revenues taxes	(1,773)	(1,020)	(325)
	$(8,658)	$(7,014)	$46,193

Schedule of reconciliation of the loss before income taxes
Years ended December 31:	2017	2016	2015
Loss before income taxes	$(38,407)	$(16,706)	$(290,795)
Computed recovery of income taxes	$9,792	$4,344	$75,607
Decrease (increase) in income taxes resulting from:
Subsidiaries’ tax rate differences	—	714	(1,107)
Other non-taxable income	7	6,057	2,774
Revisions to prior years	4,650	(112)	227
Taxable capital gains on dispositions, net	(3,150)	(3,543)	13
Resource property revenue taxes	(1,311)	(755)	(241)
Unrecognized losses in current year	(20,916)	(15,623)	(30,469)
Previously unrecognized deferred income tax assets, net	2,877	5,747	1,449
Deferred income tax asset on a purchased asset	—	—	1,339
Permanent differences	(363)	(1,448)	(3,865)
Change in future tax rate	—	—	11
Other, net	(244)	(2,395)	455
(Provision for) recovery of income taxes	$(8,658)	$(7,014)	$46,193